Share Capital - Schedule of Issued and Outstanding Common Shares (Details) - Issued Capital [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Issued and Outstanding Common Shares [Line Items]
Number of Common shares, Opening balance	90,883	3,583
Amount of Common shares, Opening balance (in Dollars)	$ 61,752,305	$ 46,125,397	$ 5,934,141
Number of Common shares, Shares issued on conversion of convertible note		6,105
Amount of Common shares, Shares issued on conversion of convertible note (in Dollars)		$ 4,617,286
Number of Common shares, Shares issued on conversion of convertible note warrants		3,660
Amount of Common shares, Shares issued on conversion of convertible note warrants (in Dollars)		$ 639,954
Number of Common shares, Shares issued for ELOC	1,051,973	35,024
Amount of Common shares, Shares issued for ELOC (in Dollars)	$ 14,545,896	$ 6,692,495
Number of Common shares, Commitment shares ELOC		543
Amount of Common shares, Commitment shares ELOC (in Dollars)		$ 187,500
Number of Common shares, Share issuance costs for ELOC
Amount of Common shares, Share issuance costs for ELOC (in Dollars)	$ (581,836)	$ (469,600)
Number of Common shares, Warrant exchange		177
Amount of Common shares, Warrant exchange (in Dollars)		$ 192,060
Number of Common shares, Shares issued on conversion of PGI promissory notes		7,562
Amount of Common shares, Shares issued on conversion of PGI promissory notes (in Dollars)		$ 988,569
Number of Common shares, Shares issued on conversion of NCAC promissory notes		8,364
Amount of Common shares, Shares issued on conversion of NCAC promissory notes (in Dollars)		$ 1,096,358
Number of Common shares, Shares issued for PsyLabs share exchange		5,695
Amount of Common shares, Shares issued for PsyLabs share exchange (in Dollars)		$ 722,033
Number of Common shares, Shares issued for PIPE financing		7,629
Amount of Common shares, Shares issued for PIPE financing (in Dollars)		$ 313,628
Number of Common shares, Share issuance costs for PIPE financing
Amount of Common shares, Share issuance costs for PIPE financing (in Dollars)		$ (40,449)
Number of Common shares, Shares issued for PIPE pre-funded warrants exercised		12,447
Amount of Common shares, Shares issued for PIPE pre-funded warrants exercised (in Dollars)		$ 511,690
Number of Common shares, Shares issuance costs for PIPE pre-funded warrants exercised
Amount of Common shares, Shares issuance costs for PIPE pre-funded warrants exercised (in Dollars)		$ (65,995)
Number of Common shares, Share issuance to PGI			1,338
Amount of Common shares, Share issuance to PGI (in Dollars)
Number of Common shares, Share issuance to NCAC shareholders			2,086
Amount of Common shares, Share issuance to NCAC shareholders (in Dollars)			$ 37,336,416
Number of Common shares, Shares issued for debt settlement			40
Amount of Common shares, Shares issued for debt settlement (in Dollars)			$ 718,500
Number of Common shares, Shares issued to third party advisors	2,439	94	119
Amount of Common shares, Shares issued to third party advisors (in Dollars)	$ 60,000	$ 241,379	$ 2,136,340
Number of Common shares, Share issuance for Associate	1,146,159
Amount of Common shares, Share issuance for Associate (in Dollars)	$ 2,934,167
Number of Common shares, Exercise of RSUs	1,823
Amount of Common shares, Exercise of RSUs (in Dollars)	$ 37,451
Number of Common shares, Ending Balance	2,293,277	90,883	3,583
Amount of Common shares, Ending Balance (in Dollars)	$ 78,747,983	$ 61,752,305	$ 46,125,397